LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other noncurrent payables	$ 46,000	$ 21,000
Rightofuseassets net book value	6,000	6,000
Monthly consecutive installments	623
Current lease receivable	6,000	6,000
Non-current lease receivable	11,000	17,000
Current Liability [Member]
IfrsStatementLineItems [Line Items]
Other current payables	4,000	2,000
Noncurrent Liability [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent payables	$ 14,000	$ 10,000